Note 4 - Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued management salaries	$ 532,615	$ 201,170
Accrued directors’ fees	182,620	78,070
Other accrued expenses	18,476	15,000
Total accrued expenses	$ 733,711	$ 294,240